UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22736

Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

January 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks 99.5%
AUSTRALIA 3.0%
BHP Billiton Ltd.	1,918	46,904
BHP Billiton PLC	2,275	50,598
Coca-Cola Amatil Ltd.	5,661	38,414
Computershare Ltd.	1,904	25,748
Ramsay Health Care Ltd.	391	21,640
SEEK Ltd.	1,109	17,556
Telstra Corp. Ltd.	10,979	32,627
Total		233,487
CANADA 1.3%
Atco Ltd. Class I	477	17,294
Finning International, Inc.	807	22,279
Magna International, Inc.	404	23,137
Metro, Inc.	575	19,291
Open Text Corp.	492	16,891
Total		98,892
DENMARK 0.5%
Novo Nordisk A/S Class B	650	36,274
FINLAND 0.9%
Neste OYJ	326	22,612
UPM-Kymmene OYJ	1,361	46,015
Total		68,627
FRANCE 3.5%
BNP Paribas SA	374	31,030
Capgemini SE	137	18,253
Essilor International SA	199	28,360
Ingenico Group SA	252	28,787
Publicis Groupe SA	480	33,295
Safran SA	167	18,919
Schneider Electric SE(a)	250	23,507
Societe Generale SA	448	26,150
Valeo SA	411	32,512
Vinci SA	348	37,716
Total		278,529
GERMANY 2.5%
Bayer AG	253	33,226
Fraport AG Frankfurt Airport Services Worldwide	190	22,542
HeidelbergCement AG	189	20,550
Henkel AG & Co. KGaA	131	16,450
HOCHTIEF AG	139	25,194
Merck KGaA	227	24,891
ProSiebenSat.1 Media SE	1,396	53,546
Total		196,399
HONG KONG 1.3%
HKT Trust & HKT Ltd.	31,778	39,614
PCCW Ltd.	74,781	43,120
Swire Properties Ltd.	5,463	19,103
Total		101,837
ISRAEL 0.5%
Azrieli Group Ltd.	366	19,995

Issuer	Shares	Value ($)

Common Stocks (continued)
Mizrahi Tefahot Bank Ltd.	1,221	23,857
Total		43,852
ITALY 1.1%
Atlantia SpA	1,285	42,709
Enel SpA	2,880	18,333
Snam SpA	4,583	22,375
Total		83,417
JAPAN 13.9%
Asahi Glass Co. Ltd.	750	32,912
Astellas Pharma, Inc.	2,729	36,002
Daicel Corp.	3,629	43,952
Dai-ichi Life Holdings, Inc.	1,416	29,648
Fuji Electric Co. Ltd.	3,625	29,822
FUJIFILM Holdings Corp.	916	35,161
ITOCHU Corp.	2,571	50,381
JXTG Holdings, Inc.	6,627	43,943
Kajima Corp.	3,808	37,642
KDDI Corp.	1,352	34,099
Mitsubishi Chemical Holdings Corp.	4,252	46,141
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,286	34,092
Mitsui Chemicals, Inc.	1,205	37,810
Mizuho Financial Group, Inc.	18,267	34,357
MS&AD Insurance Group Holdings, Inc.	1,290	43,857
Nippon Steel & Sumitomo Metal Corp.	1,704	43,375
Nippon Telegraph & Telephone Corp.	516	24,539
NTT DOCOMO, Inc.	1,470	36,422
Obayashi Corp.	3,244	38,992
ORIX Corp.	2,415	45,023
Osaka Gas Co. Ltd.	927	18,369
Resona Holdings, Inc.	7,826	47,126
Showa Shell Sekiyu KK	2,985	42,305
Sumitomo Chemical Co. Ltd.	3,157	23,138
Sumitomo Mitsui Financial Group, Inc.	799	35,706
Taisei Corp.	610	31,016
Teijin Ltd.	2,054	45,368
Toppan Printing Co. Ltd.	2,172	20,396
Toyota Tsusho Corp.	1,037	41,896
Yokogawa Electric Corp.	1,335	28,325
Total		1,091,815
NETHERLANDS 1.0%
Koninklijke Ahold Delhaize NV	1,867	41,795
Randstad Holding NV	482	34,154
Total		75,949
NORWAY 0.3%
DNB ASA	1,258	25,631
PORTUGAL 0.4%
Jeronimo Martins SGPS SA	1,425	30,453
SINGAPORE 0.9%
CapitaLand Ltd.	5,864	17,200
Jardine Cycle & Carriage Ltd.	739	22,539
SATS Ltd.	7,368	31,122
Total		70,861

Issuer	Shares	Value ($)

Common Stocks (continued)
SPAIN 2.6%
Abertis Infraestructuras SA	1,558	37,886
ACS Actividades de Construccion y Servicios SA	778	31,266
Amadeus IT Group SA	361	28,098
Enagas SA	1,429	39,075
Endesa SA	1,768	39,865
Red Electrica Corp. SA	1,534	32,621
Total		208,811
SWEDEN 0.8%
Electrolux AB Series B	870	30,815
Hexagon AB Class B	296	17,686
Investor AB Class B	378	18,533
Total		67,034
UNITED KINGDOM 5.4%
3i Group PLC	1,938	25,669
Barratt Developments PLC	4,403	36,641
Capita PLC	4,990	12,950
Imperial Brands PLC	855	35,241
Intertek Group PLC	210	15,003
John Wood Group PLC	2,328	21,446
Marks & Spencer Group PLC	7,869	33,716
Meggitt PLC	4,008	26,457
Next PLC	517	37,436
RELX PLC	1,257	27,850
Taylor Wimpey PLC	16,248	44,039
Vodafone Group PLC	9,744	31,122
Wm Morrison Supermarkets PLC	11,797	37,243
WPP PLC	2,062	37,474
Total		422,287
UNITED STATES 59.6%
AES Corp. (The)	5,882	67,996
Allstate Corp. (The)	377	37,236
American Electric Power Co., Inc.	545	37,485
American Express Co.	277	27,534
American Water Works Co., Inc.	251	20,876
Ameriprise Financial, Inc.(b)	238	40,151
AmerisourceBergen Corp.	576	57,410
Amgen, Inc.	354	65,862
Apple, Inc.	232	38,844
Archer-Daniels-Midland Co.	954	40,974
Avery Dennison Corp.	273	33,492
Baker Hughes a GE Co.	1,618	52,019
Bank of New York Mellon Corp. (The)	841	47,685
Best Buy Co., Inc.	1,001	73,133
Boeing Co. (The)	183	64,850
Bunge Ltd.	819	65,053
Campbell Soup Co.	1,156	53,812
Cardinal Health, Inc.	1,072	76,959
CenturyLink, Inc.	4,270	76,049
Cisco Systems, Inc.	1,442	59,901
Citigroup, Inc.	689	54,073
Citizens Financial Group, Inc.	1,354	62,149
Conagra Brands, Inc.	809	30,742
Cummins, Inc.	258	48,504

Issuer	Shares	Value ($)

Common Stocks (continued)
Delta Air Lines, Inc.	1,235	70,111
Dr Pepper Snapple Group, Inc.	458	54,662
DTE Energy Co.	307	32,431
Ecolab, Inc.	165	22,717
Edison International	523	32,703
Estee Lauder Cos., Inc. (The) Class A	258	34,820
Expeditors International of Washington, Inc.	483	31,371
Exxon Mobil Corp.	622	54,301
FLIR Systems, Inc.	627	32,109
Fluor Corp.	863	52,384
Fortune Brands Home & Security, Inc.	355	25,180
Franklin Resources, Inc.	1,343	56,957
Gap, Inc. (The)	1,956	65,017
General Mills, Inc.	939	54,922
Goldman Sachs Group, Inc. (The)	139	37,237
Hanesbrands, Inc.	2,643	57,406
Hartford Financial Services Group, Inc. (The)	450	26,442
Honeywell International, Inc.	221	35,287
Hormel Foods Corp.	1,171	40,200
HP, Inc.	2,207	51,467
Huntington Ingalls Industries, Inc.	143	33,968
Ingersoll-Rand PLC	531	50,248
Ingredion, Inc.	253	36,341
International Business Machines Corp.	341	55,822
Intuit, Inc.	162	27,200
Jack Henry & Associates, Inc.	209	26,054
JM Smucker Co. (The)	491	62,303
Johnson & Johnson	192	26,532
Juniper Networks, Inc.	1,136	29,706
KeyCorp	2,003	42,864
Kroger Co. (The)	1,066	32,364
L3 Technologies, Inc.	229	48,653
Lowe’s Cos., Inc.	620	64,933
ManpowerGroup, Inc.	284	37,315
Marathon Petroleum Corp.	870	60,265
Marriott International, Inc. Class A	170	25,048
Morgan Stanley	1,132	64,015
Mosaic Co. (The)	2,083	56,866
NextEra Energy, Inc.	191	30,258
Nordstrom, Inc.	1,372	67,653
Northrop Grumman Corp.	81	27,583
Nucor Corp.	787	52,697
Occidental Petroleum Corp.	626	46,931
ONEOK, Inc.	1,193	70,220
Oracle Corp.	651	33,585
Parker-Hannifin Corp.	124	24,976
PepsiCo, Inc.	270	32,481
PG&E Corp.	887	37,635
Phillips 66	509	52,122
PNC Financial Services Group, Inc. (The)	414	65,420
PPG Industries, Inc.	307	36,450
Principal Financial Group, Inc.	691	46,712
Prudential Financial, Inc.	528	62,737
Public Service Enterprise Group, Inc.	676	35,064
Quest Diagnostics, Inc.	418	44,233
Regions Financial Corp.	3,425	65,863

Issuer	Shares	Value ($)

Common Stocks (continued)
Robert Half International, Inc.	743	43,005
SCANA Corp.	1,471	59,781
Schlumberger Ltd.	859	63,205
Scripps Networks Interactive, Inc. Class A	364	32,028
Seagate Technology PLC	1,161	64,087
Sealed Air Corp.	1,019	48,250
Sempra Energy	382	40,882
Skyworks Solutions, Inc.	244	23,719
Snap-on, Inc.	269	46,082
State Street Corp.	302	33,271
Target Corp.	1,041	78,304
Texas Instruments, Inc.	372	40,797
Time Warner, Inc.	272	25,935
Travelers Cos., Inc. (The)	441	66,115
Valero Energy Corp.	744	71,402
VF Corp.	438	35,539
Walt Disney Co. (The)	265	28,797
Western Union Co. (The)	3,018	62,744
WestRock Co.	1,059	70,561
Whirlpool Corp.	216	39,187
Total		4,687,321
Total Common Stocks (Cost $6,518,082)		7,821,476
Issuer	Shares	Value ($)

Rights 0.0%
SPAIN 0.0%
ACS Actividades de Construccion y Servicios SA(a)	778	409
Total Rights (Cost $428)		409

	Shares	Value ($)

Money Market Funds 0.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 1.196%(c)	31,682	31,682
Total Money Market Funds (Cost $31,682)		31,682
Total Investments (Cost $6,550,192)		7,853,567(d)
Other Assets & Liabilities, Net		5,048
Net Assets		7,858,615

Notes to Portfolio of Investments

(a)             Non-income producing.

(b)             As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/(loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend - affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	307	—	(69)	238	2,910	546	255	40,151

(c)             The rate shown is the seven-day current annualized yield at January 31, 2018.

(d)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

Valuation Inputs	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	233,487	—	—	233,487
Canada	98,892	—	—	98,892
Denmark	36,274	—	—	36,274
Finland	68,627	—	—	68,627
France	278,529	—	—	278,529
Germany	196,399	—	—	196,399
Hong Kong	101,837	—	—	101,837
Israel	43,852	—	—	43,852
Italy	83,417	—	—	83,417
Japan	1,091,815	—	—	1,091,815
Netherlands	75,949	—	—	75,949
Norway	25,631	—	—	25,631
Portugal	30,453	—	—	30,453

Valuation Inputs	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Common Stocks (continued)
Singapore	70,861	—	—	70,861
Spain	208,811	—	—	208,811
Sweden	67,034	—	—	67,034
United Kingdom	422,287	—	—	422,287
United States	4,687,321	—	—	4,687,321
Total Common Stocks	7,821,476	—	—	7,821,476
Rights
Spain	409	—	—	409
Total Rights	409	—	—	409
Money Market Funds	31,682	—	—	31,682
Total Investments	7,853,567	—	—	7,853,567

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

January 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks 99.6%
AUSTRALIA 7.4%
BHP Billiton Ltd.	8,629	211,017
BHP Billiton PLC	10,236	227,658
Coca-Cola Amatil Ltd.	25,467	172,812
Computershare Ltd.	8,564	115,809
Ramsay Health Care Ltd.	1,758	97,299
SEEK Ltd.	4,988	78,963
Telstra Corp. Ltd.	49,393	146,785
Total		1,050,343
CANADA 3.1%
Atco Ltd. Class I	2,147	77,840
Finning International, Inc.	3,629	100,187
Magna International, Inc.	1,816	104,000
Metro, Inc.	2,585	86,725
Open Text Corp.	2,215	76,045
Total		444,797
DENMARK 1.2%
Novo Nordisk A/S Class B	2,927	163,346
FINLAND 2.2%
Neste OYJ	1,466	101,687
UPM-Kymmene OYJ	6,122	206,983
Total		308,670
FRANCE 8.9%
BNP Paribas SA	1,682	139,550
Capgemini SE	618	82,338
Essilor International SA	896	127,692
Ingenico Group SA	1,136	129,771
Publicis Groupe SA	2,162	149,964
Safran SA	753	85,306
Schneider Electric SE(a)	1,124	105,689
Societe Generale SA	2,015	117,615
Valeo SA	1,851	146,424
Vinci SA	1,567	169,832
Total		1,254,181
GERMANY 6.2%
Bayer AG	1,137	149,319
Fraport AG Frankfurt Airport Services Worldwide	856	101,560
HeidelbergCement AG	849	92,311
Henkel AG & Co. KGaA	589	73,962
HOCHTIEF AG	627	113,648
Merck KGaA	1,023	112,173
ProSiebenSat.1 Media SE	6,278	240,803
Total		883,776
HONG KONG 3.2%
HKT Trust & HKT Ltd.	142,960	178,210
PCCW Ltd.	336,416	193,984
Swire Properties Ltd.	24,579	85,948
Total		458,142
ISRAEL 1.4%
Azrieli Group Ltd.	1,647	89,978

Issuer	Shares	Value ($)

Common Stocks (continued)

Mizrahi Tefahot Bank Ltd.	5,491	107,289
Total		197,267
ITALY 2.7%
Atlantia SpA	5,779	192,074
Enel SpA	12,956	82,475
Snam SpA	20,619	100,664
Total		375,213
JAPAN 34.7%
Asahi Glass Co. Ltd.	3,374	148,060
Astellas Pharma, Inc.	12,276	161,948
Daicel Corp.	16,324	197,703
Dai-ichi Life Holdings, Inc.	6,370	133,376
Fuji Electric Co. Ltd.	16,307	134,155
FUJIFILM Holdings Corp.	4,122	158,226
ITOCHU Corp.	11,564	226,608
JXTG Holdings, Inc.	29,813	197,688
Kajima Corp.	17,129	169,321
KDDI Corp.	6,082	153,394
Mitsubishi Chemical Holdings Corp.	19,126	207,547
Mitsubishi UFJ Lease & Finance Co. Ltd.	23,779	153,364
Mitsui Chemicals, Inc.	5,422	170,128
Mizuho Financial Group, Inc.	82,176	154,558
MS&AD Insurance Group Holdings, Inc.	5,805	197,356
Nippon Steel & Sumitomo Metal Corp.	7,667	195,161
Nippon Telegraph & Telephone Corp.	2,319	110,283
NTT DOCOMO, Inc.	6,614	163,873
Obayashi Corp.	14,595	175,426
ORIX Corp.	10,865	202,558
Osaka Gas Co. Ltd.	4,168	82,592
Resona Holdings, Inc.	35,207	212,006
Showa Shell Sekiyu KK	13,429	190,323
Sumitomo Chemical Co. Ltd.	14,201	104,079
Sumitomo Mitsui Financial Group, Inc.	3,594	160,611
Taisei Corp.	2,745	139,570
Teijin Ltd.	9,239	204,070
Toppan Printing Co. Ltd.	9,771	91,753
Toyota Tsusho Corp.	4,667	188,553
Yokogawa Electric Corp.	6,003	127,369
Total		4,911,659
NETHERLANDS 2.4%
Koninklijke Ahold Delhaize NV	8,401	188,066
Randstad Holding NV	2,167	153,550
Total		341,616
NORWAY 0.8%
DNB ASA	5,658	115,278
PORTUGAL 1.0%
Jeronimo Martins SGPS SA	6,409	136,966
SINGAPORE 2.3%
CapitaLand Ltd.	26,381	77,378
Jardine Cycle & Carriage Ltd.	3,326	101,441
SATS Ltd.	33,144	139,999
Total		318,818

Issuer	Shares	Value ($)

Common Stocks (continued)
SPAIN 6.6%
Abertis Infraestructuras SA	7,010	170,463
ACS Actividades de Construccion y Servicios SA	3,502	140,738
Amadeus IT Group SA	1,626	126,559
Enagas SA	6,430	175,823
Endesa SA	7,953	179,325
Red Electrica Corp. SA	6,901	146,749
Total		939,657
SWEDEN 2.1%
Electrolux AB Series B	3,912	138,560
Hexagon AB Class B	1,332	79,586
Investor AB Class B	1,703	83,497
Total		301,643
UNITED KINGDOM 13.4%
3i Group PLC	8,720	115,496
Barratt Developments PLC	19,808	164,839
Capita PLC	22,448	58,258
Imperial Brands PLC	3,847	158,566
Intertek Group PLC	944	67,443
John Wood Group PLC	10,475	96,496
Marks & Spencer Group PLC	35,399	151,672
Meggitt PLC	18,031	119,026
Next PLC	2,324	168,283
RELX PLC	5,653	125,245
Taylor Wimpey PLC	73,094	198,116
Vodafone Group PLC	43,836	140,009
Wm Morrison Supermarkets PLC	53,073	167,549
WPP PLC	9,277	168,598
Total		1,899,596
Total Common Stocks (Cost $12,764,582)		14,100,968

Issuer	Shares	Value ($)

Rights 0.0%
SPAIN 0.0%
ACS Actividades de Construccion y Servicios SA(a)	3,502	1,841
Total Rights (Cost $1,927)		1,841

	Shares	Value ($)

Money Market Funds 0.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 1.196%(b)	42,430	42,430
Total Money Market Funds (Cost $42,430)		42,430
Total Investments (Cost $12,808,939)		14,145,239(c)
Other Assets & Liabilities, Net		8,609
Net Assets		14,153,848

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Level 1
	quoted prices	Level 2
	in active	other	Level 3
	markets	significant	significant
	for identical	observable	unobservable
Valuation Inputs	assets ($)	inputs ($)	inputs ($)	Total ($)
Common Stocks
Australia	1,050,343	—	—	1,050,343
Canada	444,797	—	—	444,797
Denmark	163,346	—	—	163,346
Finland	308,670	—	—	308,670
France	1,254,181	—	—	1,254,181
Germany	883,776	—	—	883,776
Hong Kong	458,142	—	—	458,142
Israel	197,267	—	—	197,267
Italy	375,213	—	—	375,213
Japan	4,911,659	—	—	4,911,659
Netherlands	341,616	—	—	341,616
Norway	115,278	—	—	115,278
Portugal	136,966	—	—	136,966
Singapore	318,818	—	—	318,818
Spain	939,657	—	—	939,657
Sweden	301,643	—	—	301,643
United Kingdom	1,899,596	—	—	1,899,596
Total Common Stocks	14,100,968	—	—	14,100,968
Rights
Spain	1,841	—	—	1,841
Total Rights	1,841	—	—	1,841
Money Market Funds	42,430	—	—	42,430
Total Investments	14,145,239	—	—	14,145,239

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

January 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value ($)

Common Stocks 99.6%
CONSUMER DISCRETIONARY 12.6%
Hotels, Restaurants & Leisure 0.5%
Marriott International, Inc. Class A	168	24,753
Household Durables 0.8%
Whirlpool Corp.	214	38,824
Media 1.9%
Scripps Networks Interactive, Inc. Class A	372	32,732
Time Warner, Inc.	269	25,649
Walt Disney Co. (The)	262	28,472
Total		86,853
Multiline Retail 3.1%
Nordstrom, Inc.	1,356	66,864
Target Corp.	1,029	77,402
Total		144,266
Specialty Retail 4.3%
Best Buy Co., Inc.	990	72,329
Gap, Inc. (The)	1,934	64,286
Lowe’s Cos., Inc.	613	64,200
Total		200,815
Textiles, Apparel & Luxury Goods 2.0%
Hanesbrands, Inc.	2,613	56,754
VF Corp.	433	35,134
Total		91,888
Total Consumer Discretionary		587,399
CONSUMER STAPLES 11.4%
Beverages 1.8%
Dr Pepper Snapple Group, Inc.	453	54,066
PepsiCo, Inc.	267	32,120
Total		86,186
Food & Staples Retailing 0.7%
Kroger Co. (The)	1,053	31,969
Food Products 8.2%
Archer-Daniels-Midland Co.	943	40,502
Bunge Ltd.	810	64,338
Campbell Soup Co.	1,142	53,160
Conagra Brands, Inc.	800	30,400
General Mills, Inc.	928	54,279
Hormel Foods Corp.	1,157	39,720
Ingredion, Inc.	250	35,910
JM Smucker Co. (The)	486	61,668
Total		379,977
Personal Products 0.7%
Estee Lauder Cos., Inc. (The) Class A	255	34,415
Total Consumer Staples		532,547
ENERGY 10.0%
Energy Equipment & Services 2.5%
Baker Hughes a GE Co.	1,599	51,408
Schlumberger Ltd.	850	62,543
Total		113,951

Issuer	Shares	Value ($)

Common Stocks (continued)
Oil, Gas & Consumable Fuels 7.5%
Exxon Mobil Corp.	615	53,690
Marathon Petroleum Corp.	860	59,572
Occidental Petroleum Corp.	619	46,406
ONEOK, Inc.	1,180	69,455
Phillips 66	503	51,507
Valero Energy Corp.	736	70,634
Total		351,264
Total Energy		465,215
FINANCIALS 17.8%
Banks 6.2%
Citigroup, Inc.	682	53,523
Citizens Financial Group, Inc.	1,338	61,414
KeyCorp	1,981	42,394
PNC Financial Services Group, Inc. (The)	409	64,630
Regions Financial Corp.	3,387	65,132
Total		287,093
Capital Markets 5.9%
Ameriprise Financial, Inc.(a)	235	39,645
Bank of New York Mellon Corp. (The)	831	47,118
Franklin Resources, Inc.	1,328	56,320
Goldman Sachs Group, Inc. (The)	138	36,969
Morgan Stanley	1,119	63,279
State Street Corp.	298	32,831
Total		276,162
Consumer Finance 0.6%
American Express Co.	273	27,136
Insurance 5.1%
Allstate Corp. (The)	373	36,841
Hartford Financial Services Group, Inc. (The)	445	26,148
Principal Financial Group, Inc.	683	46,171
Prudential Financial, Inc.	522	62,024
Travelers Cos., Inc. (The)	436	65,365
Total		236,549
Total Financials		826,940
HEALTH CARE 5.8%
Biotechnology 1.4%
Amgen, Inc.	350	65,118
Health Care Providers & Services 3.8%
AmerisourceBergen Corp.	569	56,712
Cardinal Health, Inc.	1,060	76,097
Quest Diagnostics, Inc.	414	43,810
Total		176,619
Pharmaceuticals 0.6%
Johnson & Johnson	189	26,118
Total Health Care		267,855

Issuer	Shares	Value ($)

Common Stocks (continued)
INDUSTRIALS 13.6%
Aerospace & Defense 3.7%
Boeing Co. (The)	181	64,141
Huntington Ingalls Industries, Inc.	142	33,731
L3 Technologies, Inc.	226	48,016
Northrop Grumman Corp.	80	27,242
Total		173,130
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc.	477	30,981
Airlines 1.5%
Delta Air Lines, Inc.	1,221	69,316
Building Products 0.5%
Fortune Brands Home & Security, Inc.	351	24,896
Construction & Engineering 1.1%
Fluor Corp.	853	51,777
Industrial Conglomerates 0.8%
Honeywell International, Inc.	219	34,968
Machinery 3.6%
Cummins, Inc.	255	47,940
Ingersoll-Rand PLC	525	49,681
Parker-Hannifin Corp.	122	24,573
Snap-on, Inc.	266	45,569
Total		167,763
Professional Services 1.7%
ManpowerGroup, Inc.	281	36,920
Robert Half International, Inc.	735	42,542
Total		79,462
Total Industrials		632,293
INFORMATION TECHNOLOGY 11.6%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,426	59,236
Juniper Networks, Inc.	1,123	29,367
Total		88,603
Electronic Equipment, Instruments & Components 0.7%
FLIR Systems, Inc.	619	31,699
IT Services 3.0%
International Business Machines Corp.	337	55,167
Jack Henry & Associates, Inc.	206	25,680
Western Union Co. (The)	2,984	62,037
Total		142,884
Semiconductors & Semiconductor Equipment 1.4%
Skyworks Solutions, Inc.	242	23,525
Texas Instruments, Inc.	368	40,358
Total		63,883

Issuer	Shares	Value ($)

Common Stocks (continued)
Software 1.3%
Intuit, Inc.	160	26,864
Oracle Corp.	643	33,172
Total		60,036
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	230	38,509
HP, Inc.	2,182	50,884
Seagate Technology PLC	1,148	63,370
Total		152,763
Total Information Technology		539,868
MATERIALS 6.8%
Chemicals 2.5%
Ecolab, Inc.	163	22,442
Mosaic Co. (The)	2,060	56,238
PPG Industries, Inc.	304	36,094
Total		114,774
Containers & Packaging 3.2%
Avery Dennison Corp.	270	33,124
Sealed Air Corp.	1,007	47,681
WestRock Co.	1,048	69,828
Total		150,633
Metals & Mining 1.1%
Nucor Corp.	778	52,095
Total Materials		317,502
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
CenturyLink, Inc.	4,222	75,194
Total Telecommunication Services		75,194
UTILITIES 8.4%
Electric Utilities 2.9%
American Electric Power Co., Inc.	538	37,004
Edison International	517	32,328
NextEra Energy, Inc.	189	29,941
PG&E Corp.	877	37,211
Total		136,484
Independent Power and Renewable Electricity Producers 1.5%
AES Corp. (The)	5,816	67,233
Multi-Utilities 3.6%
DTE Energy Co.	303	32,009
Public Service Enterprise Group, Inc.	668	34,649
SCANA Corp.	1,454	59,090
Sempra Energy	378	40,454
Total		166,202

Issuer	Shares	Value ($)

Common Stocks (continued)
Water Utilities 0.4%
American Water Works Co., Inc.	248	20,626
Total Utilities		390,545
Total Common Stocks (Cost $4,070,783)		4,635,358

	Shares	Value ($)

Money Market Funds 0.3%

Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 1.196%(b)	15,664	15,664
Total Money Market Funds (Cost $15,664)		15,664
Total Investments (Cost $4,086,447)		4,651,022(c)
Other Assets & Liabilities, Net		3,241
Net Assets		4,654,263

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/(loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend - affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	210	105	(80)	235	384	2,757	261	39,645

(b)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(c)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

Valuation Inputs	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Common Stocks
Consumer Discretionary	587,399	—	—	587,399
Consumer Staples	532,547	—	—	532,547
Energy	465,215	—	—	465,215
Financials	826,940	—	—	826,940
Health Care	267,855	—	—	267,855
Industrials	632,293	—	—	632,293
Information Technology	539,868	—	—	539,868
Materials	317,502	—	—	317,502
Telecommunication Services	75,194	—	—	75,194
Utilities	390,545	—	—	390,545
Total Common Stocks	4,635,358	—	—	4,635,358
Money Market Funds	15,664	—	—	15,664
Total Investments	4,651,022	—	—	4,651,022

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Diversified Fixed Income Allocation ETF

January 31, 2018 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes 50.2%

Aerospace & Defense 0.9%
KLX, Inc.
5.875%, 12/01/22(b)	280,000	291,824
Lockheed Martin Corp.
3.550%, 01/15/26	220,000	224,417
Total		516,241

Automotive 1.9%
Fiat Chrysler Automobiles NV
5.250%, 04/15/23	480,000	507,650
Ford Motor Co.
4.346%, 12/08/26	210,000	211,629
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23	150,000	153,774
ZF North America Capital, Inc.
4.750%, 04/29/25(b)	153,000	157,645
Total		1,030,698

Banking 2.7%
Bank of America Corp.
3.419%, 12/20/28(b)	221,000	217,074
Citigroup, Inc.
3.200%, 10/21/26	230,000	224,115
Credit Suisse Group Funding Guernsey Ltd.
3.750%, 03/26/25	250,000	250,295
Deutsche Bank AG
4.296%, 05/24/28	250,000	245,781
Goldman Sachs Group, Inc. (The)
4.250%, 10/21/25	230,000	236,315
Royal Bank of Scotland Group PLC
6.125%, 12/15/22	270,000	292,946
Total		1,466,526

Brokerage/Asset Managers/Exchanges 0.4%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	230,000	241,610

Building Materials 0.5%
Standard Industries, Inc.
5.375%, 11/15/24(b)	240,000	249,018

Cable and Satellite 4.0%
Altice Financing SA
7.500%, 05/15/26(b)	250,000	260,026
Altice US Finance I Corp.
5.500%, 05/15/26(b)	240,000	245,110
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27(b)	290,000	283,003

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)

Charter Communications Operating LLC / Charter Communications Operating Capital
4.200%, 03/15/28	220,000	215,760
CSC Holdings LLC
10.875%, 10/15/25(b)	200,000	238,306
DISH DBS Corp.
7.750%, 07/01/26	460,000	473,569
Intelsat Jackson Holdings SA
8.000%, 02/15/24(b)	230,000	241,173
Sirius XM Radio, Inc.
5.000%, 08/01/27(b)	250,000	248,581
Total		2,205,528

Chemicals 0.4%
Sherwin-Williams Co. (The)
3.125%, 06/01/24	240,000	236,128

Construction Machinery 0.5%
United Rentals North America, Inc.
5.875%, 09/15/26	270,000	288,695

Consumer Cyclical Services 0.5%
Amazon.com, Inc.
2.800%, 08/22/24(b)	250,000	245,357

Electric 1.6%
Calpine Corp.
5.750%, 01/15/25	310,000	294,219
Duke Energy Corp.
3.150%, 08/15/27	250,000	241,284
NRG Energy, Inc.
6.625%, 01/15/27	130,000	137,579
Southern Co. (The)
3.250%, 07/01/26	220,000	212,620
Total		885,702

Finance Companies 2.0%
CIT Group, Inc.
3.875%, 02/19/19	290,000	292,802
Navient Corp.
Series MTN, 5.500%, 01/15/19	290,000	295,521
Park Aerospace Holdings Ltd.
5.250%, 08/15/22(b)	290,000	286,128
Quicken Loans, Inc.
5.750%, 05/01/25(b)	240,000	244,886
Total		1,119,337

Food and Beverage 0.8%
Kraft Heinz Foods Co.
3.950%, 07/15/25	220,000	222,815
Lamb Weston Holdings, Inc.
4.625%, 11/01/24(b)	240,000	243,368
Total		466,183

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)

Foreign Agencies 6.1%
Bank of China Ltd.
Series REGS, 5.000%, 11/13/24	550,000	578,755
Ecopetrol SA
5.875%, 09/18/23	540,000	592,364
Petrobras Global Finance BV
7.375%, 01/17/27	530,000	587,707
Petroleos Mexicanos
6.875%, 08/04/26	520,000	588,537
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26	400,000	457,887
Vnesheconombank Via VEB Finance PLC
Series REGS, 6.800%, 11/22/25	500,000	573,180
Total		3,378,430

Gaming 2.7%
GLP Capital LP / GLP Financing II, Inc.
5.375%, 04/15/26	240,000	256,800
International Game Technology PLC
6.250%, 02/15/22(b)	270,000	289,614
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.625%, 05/01/24	230,000	245,426
MGM Resorts International
6.000%, 03/15/23	380,000	408,782
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 03/01/25(b)	290,000	293,174
Total		1,493,796

Health Care 2.7%
Avantor, Inc.
6.000%, 10/01/24(b)	240,000	242,492
Becton Dickinson and Co.
3.700%, 06/06/27	220,000	216,809
CHS/Community Health Systems, Inc.
6.250%, 03/31/23	310,000	286,596
Express Scripts Holding Co.
3.400%, 03/01/27	250,000	241,619
HCA, Inc.
5.375%, 02/01/25	280,000	286,107
Tenet Healthcare Corp.
4.625%, 07/15/24(b)	220,000	216,551
Total		1,490,174

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)

Healthcare Insurance 1.5%
Centene Corp.
5.625%, 02/15/21	290,000	297,989
Cigna Corp.
3.050%, 10/15/27	250,000	239,080
WellCare Health Plans, Inc.
5.250%, 04/01/25	280,000	292,799
Total		829,868

Healthcare REIT 0.4%
Welltower, Inc.
4.000%, 06/01/25	210,000	214,498

Independent Energy 1.9%
Anadarko Petroleum Corp.
5.550%, 03/15/26	220,000	245,260
Antero Resources Corp.
5.375%, 11/01/21	290,000	296,652
Canadian Natural Resources Ltd.
3.850%, 06/01/27	220,000	221,250
Continental Resources, Inc.
4.500%, 04/15/23	290,000	292,736
Total		1,055,898

Life Insurance 0.4%
American International Group, Inc.
3.900%, 04/01/26	220,000	223,428

Lodging 0.5%
Marriott International, Inc.
3.750%, 10/01/25	250,000	252,727

Media and Entertainment 1.2%
Netflix, Inc.
4.375%, 11/15/26	220,000	215,237
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/22(b)	240,000	243,873
Univision Communications, Inc.
5.125%, 02/15/25(b)	200,000	194,002
Total		653,112

Metals and Mining 1.3%
Cleveland-Cliffs, Inc.
5.750%, 03/01/25(b)	250,000	245,123
Freeport-McMoRan, Inc.
3.100%, 03/15/20	250,000	249,998
Novelis Corp.
5.875%, 09/30/26(b)	240,000	247,074
Total		742,195

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)

Midstream 1.7%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	240,000	247,643
Energy Transfer Equity LP
5.875%, 01/15/24	230,000	248,690
Sabine Pass Liquefaction LLC
5.625%, 03/01/25	200,000	218,745
Williams Partners LP
3.750%, 06/15/27	240,000	238,630
Total		953,708

Office REIT 0.4%
Boston Properties LP
2.750%, 10/01/26	260,000	243,253

Other Financial Institutions 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.000%, 08/01/20	230,000	235,784

Packaging 0.5%
Ball Corp.
5.250%, 07/01/25	270,000	285,500

Pharmaceuticals 1.2%
AbbVie, Inc.
3.200%, 05/14/26	205,000	200,149
Allergan Funding SCS
3.800%, 03/15/25	220,000	221,092
Valeant Pharmaceuticals International, Inc.
7.000%, 03/15/24(b)	240,000	255,458
Total		676,699

Railroads 0.3%
CSX Corp.
3.250%, 06/01/27	150,000	147,445

Restaurants 1.0%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24(b)	300,000	294,805
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26(b)	240,000	244,687
Total		539,492

Retailers 0.4%
CVS Health Corp.
3.875%, 07/20/25	210,000	211,849

Technology 4.5%
Arrow Electronics, Inc.
3.250%, 09/08/24	230,000	222,886

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)

Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27(b)	220,000	214,006
Dell International LLC / EMC Corp.
5.875%, 06/15/21(b)	240,000	248,573
6.020%, 06/15/26(b)	200,000	218,706
Equinix, Inc.
5.375%, 05/15/27	270,000	283,336
Fidelity National Information Services, Inc.
5.000%, 10/15/25	220,000	239,271
First Data Corp.
5.000%, 01/15/24(b)	290,000	297,532
NXP BV / NXP Funding LLC
4.125%, 06/01/21(b)	230,000	235,153
Open Text Corp.
5.875%, 06/01/26(b)	230,000	242,945
Western Digital Corp.
10.500%, 04/01/24	260,000	303,805
Total		2,506,213

Tobacco 0.4%
BAT Capital Corp.
3.557%, 08/15/27(b)	250,000	244,022

Wireless 1.6%
Crown Castle International Corp.
3.650%, 09/01/27	220,000	214,375
Sprint Corp.
7.875%, 09/15/23	220,000	232,710
T-Mobile USA, Inc.
6.625%, 04/01/23	440,000	456,964
Total		904,049

Wirelines 2.9%
AT&T, Inc.
3.900%, 08/14/27	250,000	249,410
CenturyLink, Inc.
Series Y, 7.500%, 04/01/24	290,000	291,899
Frontier Communications Corp.
11.000%, 09/15/25	350,000	273,793
Level 3 Financing, Inc.
5.375%, 08/15/22	290,000	293,880
SFR Group SA
7.375%, 05/01/26(b)	270,000	265,988
Verizon Communications, Inc.
4.125%, 03/16/27	220,000	225,819
Total		1,600,789
Total Corporate Bonds & Notes (Cost $28,369,583)		27,833,952

Issue Description	Principal Amount ($)		Value ($)

Foreign Government Obligations(a)23.6%
Australia Government Bond
Series 142, 4.250%, 04/21/26	AUD	559,000	502,500
Brazilian Government International Bond
4.250%, 01/07/25	500,000		505,741
Bundesrepublik Deutschland
0.500%, 02/15/26	EUR	407,000	508,961
Canadian Government Bond
1.000%, 06/01/27	CAD	699,000	507,870
Croatia Government International Bond
Series REGS, 6.000%, 01/26/24	440,000		496,084
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27	460,000		493,526
French Republic Government Bond OAT
2.750%, 10/25/27	EUR	344,000	504,371
Hungary Government International Bond
5.750%, 11/22/23	510,000		577,083
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26	540,000		579,324
Italy Buoni Poliennali Del Tesoro
5.250%, 11/01/29	EUR	310,000	504,541
Japan Government Ten Year Bond
Series 344, 0.100%, 09/20/26	JPY	54,950,000	505,999
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25	400,000		444,135
Mexico Government International Bond
4.150%, 03/28/27	500,000		511,830
New Zealand Government Bond
Series 0427, 4.500%, 04/15/27	NZD	605,000	504,564
Norway Government Bond
Series 478, 1.500%, 02/19/26(b)	NOK	3,918,000	502,096

Issue Description	Principal Amount ($)		Value ($)

Foreign Government Obligations(a)(continued)
Oman Government International Bond
Series REGS, 5.375%, 03/08/27	450,000		451,469
Peruvian Government International Bond
4.125%, 08/25/27	450,000		482,604
Philippine Government International Bond
9.500%, 02/02/30	370,000		576,249
Republic of South Africa Government International Bond
5.875%, 09/16/25	550,000		600,734
Romanian Government International Bond
Series REGS, 4.875%, 01/22/24	180,000		195,170
Russian Foreign Bond - Eurobond
Series REGS, 7.500%, 03/31/30	498,750		572,005
Sweden Government Bond
Series 1059, 1.000%, 11/12/26	SEK	3,875,000	504,832
Swiss Confederation Government Bond
4.000%, 04/08/28	CHF	330,000	495,639
Turkey Government International Bond
7.375%, 02/05/25	510,000		584,673
United Kingdom Gilt
5.000%, 03/07/25	GBP	284,000	505,919
Uruguay Government International Bond
4.375%, 10/27/27	450,000		478,560
Total Foreign Government Obligations (Cost $13,003,483)			13,096,479

Issue Description	Principal Amount ($)		Value ($)

U.S. Government & Agency Obligations 14.7%

Federal National Mortgage Association 8.8%
3.000%, 02/13/18(c)	3,250,000		3,185,381
4.000%, 09/01/47	1,645,151		1,702,182
Total			4,887,563

Federal Home Loan Mortgage Corporation 5.9%
3.500%, 08/01/47	3,244,573		3,281,518
Total U.S. Government & Agency Obligations (Cost $8,312,166)			8,169,081

Issue Description	Principal Amount ($)	Value ($)

U.S. Treasury Obligations 10.1%
U.S. Treasury Bond 5.7%
3.375%, 05/15/44	1,490,000	1,613,480
3.750%, 11/15/43	1,310,000	1,506,554
Total		3,120,034

U.S. Treasury Note 4.4%
2.000%, 08/15/25	1,550,000	1,477,337
2.375%, 05/15/27	1,000,000	971,900
Total		2,449,237
Total U.S. Treasury Obligations (Cost $5,672,156)		5,569,271

	Shares	Value ($)

Money Market Funds 6.5%
Dreyfus Treasury Securities Cash Management, Institutional Shares 1.190%(d)	3,615,446	3,615,446
Total Money Market Funds (Cost $3,615,446)		3,615,446
Total Investments (Cost $58,972,834)		58,284,229(e)
Other Assets & Liabilities, Net		(2,849,100)
Net Assets		55,435,129

Notes to Portfolio of Investments

(a)	Principal amounts are shown in United States Dollars unless otherwise noted.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the net value of these securities amounted to $8,687,373 or 15.7% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2018.
(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

Valuation Inputs	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Corporate Bonds & Notes	—	27,833,952	—	27,833,952
Foreign Government Obligations	—	13,096,479	—	13,096,479
U.S. Government & Agency Obligations	—	8,169,081	—	8,169,081
U.S. Treasury Obligations	5,569,271	—	—	5,569,271
Money Market Funds	3,615,446	—	—	3,615,446
Total Investments	9,184,717	49,099,512	—	58,284,229

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	3/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	3/23/2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	3/23/2018